John Hancock
Income Securities Trust
Quarterly portfolio holdings 7/31/2020

Fund’s investments
As of 7-31-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 20.8% (14.2% of Total investments)				$39,256,348
(Cost $37,597,971)
U.S. Government 1.4%				2,657,689
U.S. Treasury
Bond (A)(B)	2.000	02-15-50	2,003,000	2,405,165
Note (A)(B)	0.250	06-30-25	78,000	78,125
Note (A)(B)	0.625	05-15-30	173,000	174,399
U.S. Government Agency 19.4%				36,598,659
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	509,117	561,340
30 Yr Pass Thru	3.000	10-01-49	1,890,465	2,014,888
30 Yr Pass Thru	3.000	12-01-49	112,290	119,680
30 Yr Pass Thru	3.000	12-01-49	3,751,967	3,974,284
30 Yr Pass Thru	3.000	01-01-50	2,121,847	2,259,641
30 Yr Pass Thru	3.500	07-01-46	1,457,186	1,564,209
30 Yr Pass Thru	3.500	10-01-46	651,598	709,244
30 Yr Pass Thru	3.500	12-01-46	333,482	360,809
30 Yr Pass Thru	3.500	02-01-47	1,800,167	1,944,307
30 Yr Pass Thru	3.500	11-01-48	3,286,580	3,578,495
Federal National Mortgage Association
30 Yr Pass Thru	3.000	12-01-42	1,646,826	1,807,191
30 Yr Pass Thru	3.000	07-01-43	521,791	560,861
30 Yr Pass Thru	3.000	11-01-49	551,554	585,959
30 Yr Pass Thru	3.500	12-01-42	2,114,567	2,301,152
30 Yr Pass Thru	3.500	01-01-43	2,067,284	2,265,201
30 Yr Pass Thru	3.500	04-01-45	894,514	969,251
30 Yr Pass Thru	3.500	11-01-46	1,824,587	1,970,189
30 Yr Pass Thru	3.500	07-01-47	2,084,407	2,248,789
30 Yr Pass Thru	3.500	07-01-47	1,546,978	1,695,082
30 Yr Pass Thru	3.500	11-01-47	812,939	876,288
30 Yr Pass Thru	3.500	09-01-49	910,073	961,851
30 Yr Pass Thru	3.500	03-01-50	1,701,360	1,799,911
30 Yr Pass Thru	4.000	09-01-41	607,171	665,581

30 Yr Pass Thru	4.000	12-01-47	741,681	804,456
Foreign government obligations 0.8% (0.5% of Total investments)				$1,431,614
(Cost $1,185,554)
Qatar 0.4%				796,821
State of Qatar
Bond (C)	3.375	03-14-24	384,000	416,415
Bond (C)	5.103	04-23-48	259,000	380,406
Saudi Arabia 0.4%				634,793
Kingdom of Saudi Arabia Bond (A)(B)(C)	4.375	04-16-29	534,000	634,793

Corporate bonds 107.7% (73.0% of Total investments)				$202,865,625
(Cost $189,977,190)
Communication services 13.6%				25,525,292
Diversified telecommunication services 3.8%
AT&T, Inc. (A)(B)	2.300	06-01-27	240,000	254,176
AT&T, Inc.	3.100	02-01-43	395,000	404,613
AT&T, Inc.	3.400	05-15-25	765,000	850,800
AT&T, Inc.	3.800	02-15-27	775,000	885,874
C&W Senior Financing DAC (A)(B)(C)	6.875	09-15-27	240,000	256,510
CenturyLink, Inc. (A)(B)(C)	4.000	02-15-27	113,000	118,022
2	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Cincinnati Bell, Inc. (C)	7.000	07-15-24	366,000	$378,693
GCI LLC (C)	6.625	06-15-24	133,000	140,010
GCI LLC	6.875	04-15-25	420,000	435,225
Level 3 Financing, Inc. (C)	3.400	03-01-27	328,000	353,413
Liquid Telecommunications Financing PLC (A)(B)(C)	8.500	07-13-22	205,000	207,059
Radiate Holdco LLC (C)	6.625	02-15-25	245,000	251,152
Telecom Argentina SA (C)	6.500	06-15-21	128,000	123,456
Telecom Argentina SA (C)	8.000	07-18-26	186,000	175,751
Telecom Italia Capital SA (A)(B)	7.200	07-18-36	365,000	479,428
Telecom Italia SpA (A)(B)(C)	5.303	05-30-24	250,000	279,370
Verizon Communications, Inc. (A)(B)	3.000	03-22-27	75,000	84,505
Verizon Communications, Inc.	4.400	11-01-34	260,000	335,416
Verizon Communications, Inc.	4.862	08-21-46	830,000	1,185,498
Entertainment 2.1%
Activision Blizzard, Inc. (A)(B)	3.400	09-15-26	901,000	1,030,694
Lions Gate Capital Holdings LLC (C)	5.875	11-01-24	213,000	212,468
Lions Gate Capital Holdings LLC (C)	6.375	02-01-24	14,000	14,132
Netflix, Inc. (A)(B)	4.875	04-15-28	564,000	655,605
Netflix, Inc. (A)(B)(C)	4.875	06-15-30	209,000	245,700
Netflix, Inc. (A)(B)(C)	5.375	11-15-29	92,000	111,435
Netflix, Inc. (A)(B)	5.875	11-15-28	400,000	494,000
The Walt Disney Company	7.750	01-20-24	1,020,000	1,255,770
Interactive media and services 0.2%
Match Group Holdings II LLC (C)	4.125	08-01-30	175,000	180,250
National CineMedia LLC (C)	5.875	04-15-28	135,000	107,663
Twitter, Inc. (C)	3.875	12-15-27	64,000	68,469
Media 5.3%
Charter Communications Operating LLC	4.200	03-15-28	820,000	942,751
Charter Communications Operating LLC	4.800	03-01-50	528,000	635,323
Charter Communications Operating LLC	5.750	04-01-48	617,000	808,839
Charter Communications Operating LLC	6.484	10-23-45	606,000	851,177
Comcast Corp. (A)(B)	3.100	04-01-25	482,000	534,621
Comcast Corp. (B)	3.999	11-01-49	76,000	99,721
Comcast Corp. (B)	4.049	11-01-52	595,000	781,210
Comcast Corp. (A)(B)	4.150	10-15-28	1,052,000	1,292,199
CSC Holdings LLC (A)(B)(C)	5.750	01-15-30	303,000	335,891
CSC Holdings LLC	5.875	09-15-22	210,000	225,225
CSC Holdings LLC (C)	7.500	04-01-28	205,000	235,812
Diamond Sports Group LLC (A)(B)(C)	6.625	08-15-27	202,000	110,595
MDC Partners, Inc. (A)(B)(C)	6.500	05-01-24	379,000	359,103
Meredith Corp. (A)(B)	6.875	02-01-26	360,000	312,732
Sirius XM Radio, Inc. (C)	5.000	08-01-27	339,000	361,313
Sirius XM Radio, Inc. (C)	5.375	07-15-26	175,000	184,396
Univision Communications, Inc. (C)	6.625	06-01-27	239,000	239,669
VTR Finance NV (C)	6.375	07-15-28	1,305,000	1,390,504
WMG Acquisition Corp. (C)	5.500	04-15-26	175,000	181,563
Wireless telecommunication services 2.2%
CC Holdings GS V LLC	3.849	04-15-23	350,000	378,270
MTN Mauritius Investments, Ltd. (C)	4.755	11-11-24	225,000	228,401
Oztel Holdings SPC, Ltd. (C)	6.625	04-24-28	230,000	225,240
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (D)	6.875	07-19-27	200,000	194,290
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	3

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
Sprint Corp.	7.875	09-15-23	270,000	$313,200
Telefonica Celular del Paraguay SA (C)	5.875	04-15-27	200,000	211,642
T-Mobile USA, Inc. (C)	1.500	02-15-26	285,000	288,372
T-Mobile USA, Inc. (A)(B)(C)	2.050	02-15-28	504,000	517,542
T-Mobile USA, Inc. (A)(B)(C)	2.550	02-15-31	164,000	170,378
T-Mobile USA, Inc. (C)	3.875	04-15-30	510,000	583,787
T-Mobile USA, Inc. (C)	4.500	04-15-50	286,000	358,807
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%) (A)(B)	7.000	04-04-79	497,000	597,562
Consumer discretionary 9.5%				17,942,477
Auto components 0.1%
Dealer Tire LLC (C)	8.000	02-01-28	92,000	90,390
Magna International, Inc. (A)(B)	2.450	06-15-30	116,000	123,230
Automobiles 2.5%
BMW US Capital LLC (C)	2.950	04-14-22	124,000	129,308
Daimler Finance North America LLC (A)(B)(C)	2.700	06-14-24	230,000	242,604
Daimler Finance North America LLC (B)(C)	3.500	08-03-25	150,000	164,665
Ford Motor Credit Company LLC (A)(B)	4.134	08-04-25	952,000	975,705
Ford Motor Credit Company LLC (A)(B)	5.113	05-03-29	514,000	548,053
Ford Motor Credit Company LLC	5.875	08-02-21	463,000	475,154
General Motors Financial Company, Inc.	4.000	01-15-25	777,000	826,928
General Motors Financial Company, Inc. (B)	4.300	07-13-25	350,000	381,276
General Motors Financial Company, Inc. (B)	5.200	03-20-23	275,000	299,157
JB Poindexter & Company, Inc. (C)	7.125	04-15-26	80,000	84,400
Nissan Motor Acceptance Corp. (C)	3.450	03-15-23	215,000	217,885
Volkswagen Group of America Finance LLC (C)	2.900	05-13-22	417,000	432,434
Diversified consumer services 0.2%
Laureate Education, Inc. (A)(B)(C)	8.250	05-01-25	170,000	181,475
Sotheby's (A)(B)(C)	7.375	10-15-27	251,000	253,667
Hotels, restaurants and leisure 1.7%
CCM Merger, Inc. (C)	6.000	03-15-22	195,000	191,100
Choice Hotels International, Inc. (A)(B)	3.700	01-15-31	92,000	96,019
Colt Merger Sub, Inc. (C)	5.750	07-01-25	91,000	94,754
Connect Finco SARL (C)	6.750	10-01-26	371,000	380,386
Hilton Domestic Operating Company, Inc. (A)(B)	4.875	01-15-30	152,000	159,600
Hilton Domestic Operating Company, Inc. (C)	5.750	05-01-28	69,000	73,658
International Game Technology PLC (A)(B)(C)	6.500	02-15-25	225,000	242,438
Jacobs Entertainment, Inc. (C)	7.875	02-01-24	183,000	166,073
Resorts World Las Vegas LLC (C)	4.625	04-16-29	200,000	197,545
Starbucks Corp. (A)(B)	2.250	03-12-30	885,000	922,693
Twin River Worldwide Holdings, Inc. (C)	6.750	06-01-27	268,000	260,630
Waterford Gaming LLC (C)(E)(F)	8.625	09-15-14	95,877	0
Wyndham Destinations, Inc. (C)	4.625	03-01-30	145,000	133,400
Yum! Brands, Inc. (A)(B)(C)	4.750	01-15-30	183,000	198,555
Internet and direct marketing retail 2.5%
Amazon.com, Inc. (A)(B)	3.150	08-22-27	660,000	763,570
Amazon.com, Inc.	4.050	08-22-47	328,000	451,496
eBay, Inc.	2.700	03-11-30	429,000	464,271
Expedia Group, Inc.	3.250	02-15-30	670,000	633,172
Expedia Group, Inc. (A)(B)	3.800	02-15-28	582,000	576,258
Expedia Group, Inc.	5.000	02-15-26	516,000	544,346
Prosus NV (C)	5.500	07-21-25	400,000	456,500
4	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
QVC, Inc. (A)(B)	4.375	03-15-23	325,000	$338,780
QVC, Inc.	5.125	07-02-22	240,000	249,600
QVC, Inc.	5.450	08-15-34	280,000	264,600
Multiline retail 1.3%
Dollar General Corp. (B)	3.500	04-03-30	479,000	553,345
Dollar Tree, Inc. (A)(B)	4.200	05-15-28	879,000	1,045,829
Macy's, Inc. (A)(B)(C)	8.375	06-15-25	93,000	97,364
Nordstrom, Inc. (B)(C)	8.750	05-15-25	38,000	41,615
Target Corp.	2.250	04-15-25	688,000	740,197
Specialty retail 1.0%
Asbury Automotive Group, Inc. (A)(B)(C)	4.750	03-01-30	27,000	27,675
AutoNation, Inc.	4.750	06-01-30	182,000	210,841
The TJX Companies, Inc. (A)(B)	3.500	04-15-25	815,000	908,618
The TJX Companies, Inc. (A)(B)	3.875	04-15-30	630,000	759,551
Textiles, apparel and luxury goods 0.2%
Hanesbrands, Inc. (C)	5.375	05-15-25	91,000	97,825
Levi Strauss & Company (A)(B)(C)	5.000	05-01-25	170,000	173,842
Consumer staples 2.9%				5,457,250
Beverages 1.5%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	564,000	697,724
Coca-Cola European Partners PLC (B)	4.500	09-01-21	1,000,000	1,029,763
Constellation Brands, Inc. (A)(B)	2.875	05-01-30	123,000	133,707
Keurig Dr. Pepper, Inc. (A)(B)	3.200	05-01-30	372,000	422,200
The Coca-Cola Company (B)	4.200	03-25-50	453,000	638,485
Food and staples retailing 0.4%
Albertsons Companies, Inc. (C)	4.875	02-15-30	112,000	121,296
Sysco Corp.	5.950	04-01-30	333,000	422,546
The Kroger Company (B)	2.200	05-01-30	202,000	216,071
Food products 0.7%
Cargill, Inc. (C)	2.125	04-23-30	161,000	170,504
JBS Investments II GmbH (A)(B)(C)	5.750	01-15-28	498,000	528,776
Kraft Heinz Foods Company (C)	3.875	05-15-27	24,000	25,848
Kraft Heinz Foods Company (A)(B)(C)	5.500	06-01-50	166,000	194,663
Lamb Weston Holdings, Inc. (C)	4.875	05-15-28	17,000	19,104
Post Holdings, Inc. (A)(B)(C)	5.500	12-15-29	149,000	163,520
Simmons Foods, Inc. (C)	5.750	11-01-24	172,000	172,860
Household products 0.1%
Edgewell Personal Care Company (A)(B)(C)	5.500	06-01-28	121,000	130,983
Personal products 0.2%
Natura Cosmeticos SA (C)	5.375	02-01-23	355,000	369,200
Energy 7.9%				14,828,124
Energy equipment and services 0.4%
CSI Compressco LP (C)	7.500	04-01-25	297,000	253,478
CSI Compressco LP (C)	7.500	04-01-25	88,000	75,104
CSI Compressco LP (10.000% Cash or 10.000% PIK) (C)	10.000	04-01-26	273,000	167,895
Tervita Corp. (C)	7.625	12-01-21	205,000	161,950
Oil, gas and consumable fuels 7.5%
Aker BP ASA (C)	3.000	01-15-25	204,000	201,759
Altera Infrastructure LP (C)	8.500	07-15-23	264,000	232,320
Antero Resources Corp.	5.000	03-01-25	168,000	106,470
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cheniere Energy Partners LP (A)(B)	4.500	10-01-29	403,000	$426,293
Cimarex Energy Company (A)(B)	4.375	06-01-24	235,000	250,667
Colorado Interstate Gas Company LLC (B)(C)	4.150	08-15-26	178,000	203,647
DCP Midstream Operating LP	5.125	05-15-29	100,000	100,662
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (C)	5.850	05-21-43	200,000	152,000
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%) (A)(B)	5.500	07-15-77	340,000	319,600
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	347,000	353,691
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	294,000	291,060
Energy Transfer Operating LP	4.200	04-15-27	130,000	135,879
Energy Transfer Operating LP	4.250	03-15-23	422,000	441,147
Energy Transfer Operating LP	5.150	03-15-45	345,000	334,223
Energy Transfer Operating LP (A)(B)	5.875	01-15-24	274,000	301,889
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	580,000	543,750
Husky Energy, Inc. (B)	3.950	04-15-22	305,000	314,041
Kinder Morgan Energy Partners LP (B)	3.500	03-01-21	500,000	505,926
Kinder Morgan Energy Partners LP (A)(B)	7.750	03-15-32	195,000	274,266
Midwest Connector Capital Company LLC (A)(B)(C)	3.625	04-01-22	156,000	156,194
Midwest Connector Capital Company LLC (B)(C)	3.900	04-01-24	359,000	361,438
MPLX LP (B)	4.000	03-15-28	238,000	259,110
MPLX LP (B)	4.125	03-01-27	79,000	86,307
MPLX LP (B)	4.250	12-01-27	164,000	178,044
MPLX LP (B)	5.250	01-15-25	176,000	183,623
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (D)	6.875	02-15-23	752,000	658,703
Murphy Oil Corp.	5.750	08-15-25	164,000	154,360
ONEOK Partners LP	4.900	03-15-25	134,000	145,961
Petrobras Global Finance BV (C)	5.093	01-15-30	680,000	700,400
Petrobras Global Finance BV	6.900	03-19-49	186,000	207,018
Phillips 66	3.700	04-06-23	93,000	99,987
Sabine Pass Liquefaction LLC	4.200	03-15-28	261,000	287,244
Sabine Pass Liquefaction LLC	5.000	03-15-27	245,000	280,275
Sabine Pass Liquefaction LLC	5.875	06-30-26	466,000	561,468
Suncor Energy, Inc. (A)(B)	9.250	10-15-21	1,000,000	1,090,051
Sunoco Logistics Partners Operations LP (B)	3.900	07-15-26	460,000	476,391
Sunoco Logistics Partners Operations LP (B)	5.400	10-01-47	250,000	251,142
Targa Resources Partners LP (A)(B)	5.875	04-15-26	400,000	425,112
The Williams Companies, Inc.	3.750	06-15-27	355,000	389,138
The Williams Companies, Inc. (A)(B)	4.550	06-24-24	791,000	880,223
The Williams Companies, Inc. (A)(B)	5.750	06-24-44	114,000	138,589
TransCanada PipeLines, Ltd. (A)(B)	4.250	05-15-28	205,000	242,413
WPX Energy, Inc. (A)(B)	4.500	01-15-30	191,000	177,802
WPX Energy, Inc. (A)(B)	5.250	09-15-24	32,000	32,989
WPX Energy, Inc.	5.250	10-15-27	260,000	256,425
Financials 31.3%				59,041,711
Banks 18.5%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (C)(D)	6.750	06-15-26	200,000	223,624
Banco Santander SA	4.379	04-12-28	200,000	231,305
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	458,000	491,720
Bank of America Corp.	3.950	04-21-25	925,000	1,035,880
Bank of America Corp. (A)(B)	4.200	08-26-24	200,000	224,200
Bank of America Corp.	4.450	03-03-26	502,000	580,024
6	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (A)(B)(D)	6.300	03-10-26	610,000	$701,394
Barclays Bank PLC (A)(B)(C)	10.179	06-12-21	475,000	510,257
Barclays PLC	4.375	01-12-26	840,000	957,146
BPCE SA (C)	4.500	03-15-25	475,000	526,078
BPCE SA (C)	5.700	10-22-23	1,145,000	1,284,984
Citigroup, Inc. (B)	3.200	10-21-26	970,000	1,079,547
Citigroup, Inc. (B)	4.600	03-09-26	601,000	697,698
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (D)	4.700	01-30-25	437,000	425,529
Citigroup, Inc. (B)	5.500	09-13-25	165,000	196,763
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (D)	6.125	11-15-20	157,000	156,608
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (D)	6.250	08-15-26	525,000	581,438
Citizens Bank NA (A)(B)	2.250	04-28-25	326,000	346,432
Citizens Financial Group, Inc. (A)(B)	3.250	04-30-30	448,000	508,387
Credit Agricole SA (B)(C)	3.250	01-14-30	471,000	516,823
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (B)(C)(D)	7.875	01-23-24	600,000	658,392
Danske Bank A/S (B)(C)	5.000	01-12-22	286,000	301,397
Discover Bank (A)(B)	2.450	09-12-24	361,000	382,951
Fifth Third Bancorp	1.625	05-05-23	120,000	123,332
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (A)(B)(D)	5.100	06-30-23	880,000	811,536
Freedom Mortgage Corp. (C)	8.125	11-15-24	259,000	255,115
Freedom Mortgage Corp. (A)(B)(C)	8.250	04-15-25	105,000	104,738
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%) (B)	3.950	05-18-24	562,000	605,916
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (B)(D)	6.375	03-30-25	200,000	200,624
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) (B)(D)	6.875	06-01-21	340,000	346,621
ING Groep NV (B)	3.550	04-09-24	302,000	330,685
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) (A)(B)	2.522	04-22-31	1,007,000	1,086,155
JPMorgan Chase & Co. (B)	2.950	10-01-26	1,053,000	1,170,076
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	444,000	483,825
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) (B)	3.960	01-29-27	418,000	481,381
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (B)(D)	4.600	02-01-25	379,000	366,720
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(D)	6.750	02-01-24	1,170,000	1,296,746
Lloyds Banking Group PLC (A)(B)	4.450	05-08-25	1,245,000	1,435,910
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (A)(B)(D)	7.500	06-27-24	385,000	406,175
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (D)	5.125	11-01-26	345,000	353,625
Natwest Group PLC (A)(B)	3.875	09-12-23	480,000	521,309
Natwest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (D)	6.000	12-29-25	393,000	412,650
Natwest Group PLC	6.125	12-15-22	102,000	111,747
Natwest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (A)(B)(D)	8.625	08-15-21	612,000	639,411
Regions Financial Corp. (A)(B)	2.250	05-18-25	811,000	861,824
Santander Holdings USA, Inc.	3.244	10-05-26	669,000	709,357
Santander Holdings USA, Inc.	3.400	01-18-23	270,000	282,692
Santander Holdings USA, Inc.	3.450	06-02-25	585,000	625,942
Santander Holdings USA, Inc. (A)(B)	3.500	06-07-24	618,000	662,326
Santander Holdings USA, Inc.	4.400	07-13-27	155,000	172,959
Santander UK Group Holdings PLC (C)	4.750	09-15-25	365,000	400,259
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (C)(D)	7.375	09-13-21	340,000	347,439
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc. (A)(B)	2.200	11-01-24	481,000	$512,887
The PNC Financial Services Group, Inc. (A)(B)	3.150	05-19-27	945,000	1,074,708
The PNC Financial Services Group, Inc. (A)(B)	3.500	01-23-24	177,000	194,285
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (D)	4.850	06-01-23	335,000	335,000
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (A)(B)(D)	6.750	08-01-21	855,000	869,963
The Toronto-Dominion Bank	3.250	03-11-24	422,000	462,538
Wells Fargo & Company (2.188% to 4-30-25, then SOFR + 2.000%)	2.188	04-30-26	778,000	812,035
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) (A)(B)	2.393	06-02-28	521,000	547,361
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	363,000	396,588
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (A)(B)(D)	5.875	06-15-25	1,220,000	1,320,650
Capital markets 4.9%
Ameriprise Financial, Inc.	3.000	04-02-25	313,000	341,352
Ares Capital Corp.	3.875	01-15-26	239,000	242,905
Ares Capital Corp.	4.200	06-10-24	289,000	296,736
Cantor Fitzgerald LP (C)	4.875	05-01-24	402,000	437,410
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(B)(C)(D)	7.500	07-17-23	310,000	326,907
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (C)(D)	7.500	12-11-23	295,000	323,394
Lazard Group LLC (B)	4.375	03-11-29	230,000	264,607
Macquarie Bank, Ltd. (C)	3.624	06-03-30	246,000	262,992
Macquarie Bank, Ltd. (C)	4.875	06-10-25	520,000	582,717
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) (B)	2.188	04-28-26	800,000	842,845
Morgan Stanley (B)	3.875	01-27-26	1,375,000	1,578,678
Raymond James Financial, Inc.	4.650	04-01-30	716,000	884,941
Stearns Holdings LLC (C)	5.000	11-05-24	4,157	2,515
Stifel Financial Corp. (B)	4.250	07-18-24	224,000	241,765
The Goldman Sachs Group, Inc. (A)(B)	3.850	01-26-27	1,835,000	2,087,750
UBS Group AG (6.875% to 3-22-21, then 5 Year U.S. Swap Rate + 5.497%) (D)	6.875	03-22-21	200,000	203,000
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (A)(B)(C)(D)	7.000	01-31-24	295,000	313,027
Consumer finance 2.2%
Ally Financial, Inc.	5.125	09-30-24	645,000	724,611
Ally Financial, Inc. (A)(B)	5.800	05-01-25	245,000	283,936
Capital One Financial Corp.	2.600	05-11-23	192,000	201,508
Capital One Financial Corp.	3.900	01-29-24	695,000	761,386
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) (C)(D)	9.125	11-29-22	225,000	184,219
Discover Financial Services (A)(B)	3.950	11-06-24	467,000	512,688
Discover Financial Services (B)	4.100	02-09-27	884,000	980,221
Enova International, Inc. (C)	8.500	09-01-24	58,000	52,490
Enova International, Inc. (C)	8.500	09-15-25	260,000	234,000
OneMain Finance Corp. (A)(B)	6.875	03-15-25	105,000	117,338
OneMain Finance Corp.	8.875	06-01-25	106,000	119,515
Diversified financial services 1.9%
Allied Universal Holdco LLC (C)	6.625	07-15-26	156,000	166,920
GE Capital International Funding Company	4.418	11-15-35	547,000	565,374
Gogo Intermediate Holdings LLC (C)	9.875	05-01-24	188,000	173,430
Jefferies Financial Group, Inc. (A)(B)	5.500	10-18-23	655,000	726,903
Jefferies Group LLC (B)	4.150	01-23-30	365,000	411,177
Jefferies Group LLC (A)(B)	4.850	01-15-27	422,000	481,050
8	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
Refinitiv US Holdings, Inc. (A)(B)(C)	6.250	05-15-26	43,000	$46,494
Refinitiv US Holdings, Inc. (C)	8.250	11-15-26	69,000	76,132
Trident TPI Holdings, Inc. (C)	6.625	11-01-25	85,000	83,513
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%) (A)(B)	5.650	05-15-53	868,000	901,861
Insurance 2.9%
AXA SA (A)(B)	8.600	12-15-30	175,000	260,750
Brighthouse Financial, Inc. (A)(B)	3.700	06-22-27	595,000	620,064
CNO Financial Group, Inc. (B)	5.250	05-30-25	512,000	580,786
CNO Financial Group, Inc. (B)	5.250	05-30-29	384,000	438,266
Liberty Mutual Group, Inc. (B)(C)	3.951	10-15-50	705,000	820,318
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	355,000	439,976
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (B)(C)	9.250	04-08-38	315,000	467,775
New York Life Insurance Company (B)(C)	3.750	05-15-50	199,000	243,450
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) (A)(B)(C)	5.100	10-16-44	365,000	412,450
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	662,000	709,399
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	430,000	546,074
Thrifts and mortgage finance 0.9%
Ladder Capital Finance Holdings LLLP (C)	5.250	03-15-22	95,000	93,100
Ladder Capital Finance Holdings LLLP (C)	5.250	10-01-25	148,000	136,160
MGIC Investment Corp. (A)(B)	5.750	08-15-23	99,000	103,950
Nationstar Mortgage Holdings, Inc. (C)	6.000	01-15-27	75,000	76,500
Nationstar Mortgage Holdings, Inc. (C)	8.125	07-15-23	160,000	166,800
Nationstar Mortgage Holdings, Inc. (C)	9.125	07-15-26	128,000	139,238
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (A)(B)(C)	3.622	04-26-23	273,000	284,927
Quicken Loans LLC (A)(B)(C)	5.750	05-01-25	550,000	567,014
Radian Group, Inc.	4.500	10-01-24	144,000	144,720
Health care 6.0%				11,271,440
Biotechnology 0.9%
AbbVie, Inc. (C)	3.200	11-21-29	684,000	768,760
AbbVie, Inc. (C)	4.250	11-21-49	203,000	259,492
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	513,000	576,315
Health care providers and services 4.0%
AmerisourceBergen Corp.	2.800	05-15-30	340,000	369,325
Anthem, Inc. (A)(B)	2.375	01-15-25	96,000	102,706
Centene Corp. (A)(B)	3.375	02-15-30	128,000	135,960
Centene Corp.	4.250	12-15-27	92,000	97,750
Centene Corp. (A)(B)	4.625	12-15-29	103,000	114,872
Centene Corp. (C)	5.375	06-01-26	255,000	272,700
CVS Health Corp. (B)	3.000	08-15-26	582,000	644,161
CVS Health Corp. (A)(B)	3.750	04-01-30	521,000	611,147
CVS Health Corp. (B)	4.300	03-25-28	371,000	440,743
CVS Health Corp. (B)	5.050	03-25-48	375,000	516,654
DaVita, Inc. (C)	4.625	06-01-30	274,000	291,550
DaVita, Inc. (A)(B)	5.000	05-01-25	438,000	450,045
Encompass Health Corp.	4.500	02-01-28	130,000	135,850
HCA, Inc.	4.125	06-15-29	382,000	447,046
HCA, Inc.	5.250	04-15-25	875,000	1,019,772
HCA, Inc.	5.250	06-15-26	320,000	376,005
MEDNAX, Inc. (C)	5.250	12-01-23	215,000	217,688
MEDNAX, Inc. (A)(B)(C)	6.250	01-15-27	224,000	236,880
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	9

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Rede D'or Finance Sarl (C)	4.500	01-22-30	242,000	$216,893
Select Medical Corp. (A)(B)(C)	6.250	08-15-26	231,000	248,903
Team Health Holdings, Inc. (C)	6.375	02-01-25	65,000	37,700
Universal Health Services, Inc. (C)	4.750	08-01-22	60,000	60,154
Universal Health Services, Inc. (C)	5.000	06-01-26	424,000	441,651
Life sciences tools and services 0.0%
Charles River Laboratories International, Inc. (C)	4.250	05-01-28	62,000	65,565
Pharmaceuticals 1.1%
Bausch Health Companies, Inc. (C)	5.250	01-30-30	140,000	142,975
Bausch Health Companies, Inc. (A)(B)(C)	6.125	04-15-25	329,000	339,693
Bausch Health Companies, Inc. (C)	6.250	02-15-29	290,000	308,067
Catalent Pharma Solutions, Inc. (C)	5.000	07-15-27	62,000	65,975
GlaxoSmithKline Capital PLC (B)	3.000	06-01-24	681,000	742,246
Upjohn, Inc. (A)(B)(C)	1.650	06-22-25	164,000	168,655
Upjohn, Inc. (C)	2.300	06-22-27	164,000	172,621
Upjohn, Inc. (A)(B)(C)	2.700	06-22-30	164,000	174,921
Industrials 12.7%				23,929,347
Aerospace and defense 2.3%
Howmet Aerospace, Inc. (A)(B)	5.125	10-01-24	589,000	625,883
Huntington Ingalls Industries, Inc. (B)(C)	3.844	05-01-25	577,000	640,955
Huntington Ingalls Industries, Inc. (A)(B)(C)	4.200	05-01-30	303,000	355,467
Huntington Ingalls Industries, Inc. (B)(C)	5.000	11-15-25	346,000	357,791
Kratos Defense & Security Solutions, Inc. (A)(B)(C)	6.500	11-30-25	206,000	217,330
The Boeing Company (A)(B)	3.200	03-01-29	934,000	925,635
The Boeing Company (A)(B)	5.040	05-01-27	412,000	445,593
The Boeing Company	5.805	05-01-50	246,000	288,953
TransDigm, Inc.	5.500	11-15-27	540,000	512,298
Air freight and logistics 0.3%
United Parcel Service, Inc. (B)	3.900	04-01-25	262,000	299,136
XPO Logistics, Inc. (A)(B)(C)	6.250	05-01-25	30,000	32,475
XPO Logistics, Inc. (C)	6.500	06-15-22	191,000	191,478
Airlines 3.3%
Air Canada 2013-1 Class A Pass Through Trust (C)	4.125	05-15-25	189,746	174,283
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	01-15-26	257,355	197,336
American Airlines 2001-1 Pass Through Trust	6.977	05-23-21	26,632	22,981
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	344,589	285,858
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	350,467	238,318
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	334,267	259,057
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	166,238	137,977
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	255,750	239,126
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	149,815	119,103
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	167,383	134,743
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	255,012	233,336
British Airways 2013-1 Class A Pass Through Trust (C)	4.625	06-20-24	424,479	404,725
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	133,058	112,798
Continental Airlines 2007-1 Class A Pass Through Trust (B)	5.983	04-19-22	343,033	315,591
Delta Air Lines 2002-1 Class G-1 Pass Through Trust (B)	6.718	01-02-23	382,180	366,657
Delta Air Lines, Inc. (A)(B)	2.900	10-28-24	510,000	442,493
Delta Air Lines, Inc.	3.800	04-19-23	312,000	290,369
Delta Air Lines, Inc. (A)(B)	4.375	04-19-28	355,000	305,275
JetBlue 2019-1 Class AA Pass Through Trust (B)	2.750	05-15-32	267,696	251,717
10	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
United Airlines 2014-2 Class A Pass Through Trust (B)	3.750	09-03-26	361,722	$325,550
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	293,343	262,542
United Airlines 2016-1 Class A Pass Through Trust (B)	3.450	07-07-28	259,245	212,581
United Airlines 2016-1 Class B Pass Through Trust (B)	3.650	01-07-26	363,076	265,046
United Airlines 2018-1 Class B Pass Through Trust (B)	4.600	03-01-26	106,281	78,648
United Airlines 2019-1 Class A Pass Through Trust (B)	4.550	08-25-31	231,260	188,739
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	222,053	188,745
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	181,938	166,473
Building products 1.0%
Builders FirstSource, Inc. (A)(B)(C)	5.000	03-01-30	34,000	35,659
Builders FirstSource, Inc. (C)	6.750	06-01-27	57,000	62,700
Carrier Global Corp. (C)	2.242	02-15-25	898,000	937,932
Carrier Global Corp. (A)(B)(C)	2.493	02-15-27	164,000	172,777
Owens Corning (A)(B)	3.950	08-15-29	659,000	737,621
Commercial services and supplies 0.5%
APX Group, Inc. (A)(B)	7.625	09-01-23	279,000	267,143
Cimpress PLC (C)	7.000	06-15-26	290,000	293,770
Clean Harbors, Inc. (C)	4.875	07-15-27	50,000	53,006
Harsco Corp. (A)(B)(C)	5.750	07-31-27	83,000	87,079
LSC Communications, Inc. (C)(E)	8.750	10-15-23	321,000	54,570
Prime Security Services Borrower LLC (A)(B)(C)	6.250	01-15-28	163,000	169,928
Construction and engineering 0.4%
AECOM	5.125	03-15-27	415,000	455,981
MasTec, Inc. (C)	4.500	08-15-28	147,000	153,615
Picasso Finance Sub, Inc. (C)	6.125	06-15-25	28,000	29,750
Tutor Perini Corp. (A)(B)(C)	6.875	05-01-25	88,000	87,766
Industrial conglomerates 1.1%
3M Company (A)(B)	3.250	02-14-24	627,000	687,579
General Electric Company (A)(B)	4.350	05-01-50	647,000	670,755
General Electric Company (A)(B)	5.550	01-05-26	690,000	802,666
Machinery 0.5%
Clark Equipment Company (C)	5.875	06-01-25	34,000	35,743
Hillenbrand, Inc.	5.750	06-15-25	76,000	81,700
Otis Worldwide Corp. (C)	2.056	04-05-25	816,000	864,173
Professional services 0.8%
CoStar Group, Inc. (C)	2.800	07-15-30	412,000	435,459
IHS Markit, Ltd. (C)	4.000	03-01-26	273,000	304,559
IHS Markit, Ltd. (C)	4.750	02-15-25	128,000	145,075
IHS Markit, Ltd.	4.750	08-01-28	455,000	553,435
Road and rail 0.4%
Uber Technologies, Inc. (C)	7.500	05-15-25	228,000	240,540
Uber Technologies, Inc. (C)	7.500	09-15-27	406,000	426,300
Trading companies and distributors 2.1%
AerCap Ireland Capital DAC (A)(B)	2.875	08-14-24	389,000	370,961
Ahern Rentals, Inc. (C)	7.375	05-15-23	243,000	108,135
Air Lease Corp. (A)(B)	3.625	12-01-27	164,000	162,615
Aircastle, Ltd.	5.000	04-01-23	620,000	621,478
Aircastle, Ltd.	5.500	02-15-22	225,000	228,277
Ashtead Capital, Inc. (A)(B)(C)	4.375	08-15-27	760,000	792,300
Avolon Holdings Funding, Ltd. (C)	5.125	10-01-23	225,000	214,039
H&E Equipment Services, Inc. (A)(B)	5.625	09-01-25	131,000	136,404
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	11

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
United Rentals North America, Inc. (A)(B)	3.875	11-15-27	556,000	$583,800
United Rentals North America, Inc.	3.875	02-15-31	125,000	125,000
United Rentals North America, Inc.	4.875	01-15-28	583,000	625,996
Information technology 13.0%				24,583,277
Communications equipment 0.7%
Motorola Solutions, Inc. (B)	4.600	02-23-28	542,000	629,883
Motorola Solutions, Inc. (A)(B)	4.600	05-23-29	96,000	112,563
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	545,000	576,926
IT services 1.4%
Gartner, Inc. (C)	4.500	07-01-28	65,000	68,250
PayPal Holdings, Inc.	2.850	10-01-29	989,000	1,115,949
Tempo Acquisition LLC (C)	6.750	06-01-25	102,000	105,315
VeriSign, Inc.	4.750	07-15-27	395,000	428,883
VeriSign, Inc. (A)(B)	5.250	04-01-25	510,000	581,400
Visa, Inc. (A)(B)	2.700	04-15-40	417,000	474,142
Semiconductors and semiconductor equipment 7.2%
Applied Materials, Inc. (A)(B)	1.750	06-01-30	189,000	199,350
Applied Materials, Inc.	2.750	06-01-50	219,000	248,020
Broadcom Corp. (A)(B)	3.125	01-15-25	995,000	1,069,440
Broadcom Corp.	3.875	01-15-27	1,025,000	1,138,560
Broadcom, Inc. (C)	4.700	04-15-25	403,000	460,816
Broadcom, Inc. (A)(B)(C)	4.750	04-15-29	418,000	487,246
Broadcom, Inc. (C)	5.000	04-15-30	487,000	578,735
KLA Corp. (A)(B)	4.100	03-15-29	260,000	314,164
Lam Research Corp. (A)(B)	3.750	03-15-26	575,000	664,438
Lam Research Corp. (A)(B)	4.875	03-15-49	275,000	415,902
Marvell Technology Group, Ltd.	4.875	06-22-28	1,125,000	1,383,799
Microchip Technology, Inc. (C)	4.250	09-01-25	83,000	87,335
Microchip Technology, Inc.	4.333	06-01-23	784,000	846,170
Micron Technology, Inc. (A)(B)	2.497	04-24-23	450,000	469,767
Micron Technology, Inc. (B)	4.185	02-15-27	980,000	1,124,735
Micron Technology, Inc.	4.975	02-06-26	675,000	792,324
Micron Technology, Inc.	5.327	02-06-29	697,000	849,568
NVIDIA Corp. (A)(B)	2.850	04-01-30	803,000	895,665
NXP BV (B)(C)	3.400	05-01-30	114,000	125,882
NXP BV (B)(C)	3.875	06-18-26	252,000	284,131
NXP BV (B)(C)	4.625	06-01-23	645,000	710,176
NXP BV (C)	4.875	03-01-24	269,000	302,589
Qorvo, Inc. (A)(B)	5.500	07-15-26	110,000	118,062
Software 2.2%
Autodesk, Inc. (A)(B)	2.850	01-15-30	653,000	732,759
BY Crown Parent LLC (C)	4.250	01-31-26	1,195,000	1,238,677
Citrix Systems, Inc. (A)(B)	3.300	03-01-30	424,000	459,788
Infor, Inc. (A)(B)(C)	1.750	07-15-25	113,000	116,459
Microsoft Corp. (B)	2.525	06-01-50	340,000	372,133
Oracle Corp.	2.950	04-01-30	666,000	758,615
PTC, Inc. (A)(B)(C)	4.000	02-15-28	57,000	59,870
VMware, Inc. (A)(B)	4.500	05-15-25	317,000	359,005
Technology hardware, storage and peripherals 1.5%
Dell International LLC (A)(B)(C)	4.900	10-01-26	480,000	540,151
Dell International LLC (B)(C)	5.300	10-01-29	462,000	532,697
12	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Dell International LLC (B)(C)	5.850	07-15-25	142,000	$165,459
Dell International LLC (B)(C)	8.350	07-15-46	324,000	450,793
Seagate HDD Cayman (A)(B)(C)	4.091	06-01-29	400,000	427,445
Seagate HDD Cayman (A)(B)(C)	4.125	01-15-31	370,000	397,128
Western Digital Corp. (A)(B)	4.750	02-15-26	287,000	312,113
Materials 2.7%				5,024,693
Chemicals 1.2%
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (C)	8.500	01-23-81	280,000	282,817
Cydsa SAB de CV (C)	6.250	10-04-27	265,000	267,319
EI du Pont de Nemours and Company (A)(B)	1.700	07-15-25	157,000	164,102
Methanex Corp. (A)(B)	4.250	12-01-24	224,000	213,900
Methanex Corp. (A)(B)	5.250	12-15-29	308,000	297,990
Orbia Advance Corp. SAB de CV (C)	5.500	01-15-48	285,000	316,635
Syngenta Finance NV (C)	4.441	04-24-23	470,000	494,242
WR Grace & Company (C)	4.875	06-15-27	113,000	120,345
Construction materials 0.3%
Cemex SAB de CV (C)	6.125	05-05-25	270,000	275,063
GPC Merger Sub, Inc. (C)	7.125	08-15-28	18,000	18,720
Standard Industries, Inc. (A)(B)(C)	5.000	02-15-27	54,000	57,667
Vulcan Materials Company	3.500	06-01-30	240,000	272,120
Containers and packaging 0.2%
Ardagh Packaging Finance PLC (C)	6.000	02-15-25	215,000	224,675
Mauser Packaging Solutions Holding Company (C)	8.500	04-15-24	40,000	41,800
Owens-Brockway Glass Container, Inc. (A)(B)(C)	6.625	05-13-27	129,000	139,643
Metals and mining 0.4%
Anglo American Capital PLC (C)	4.750	04-10-27	270,000	310,645
Arconic Corp. (C)	6.000	05-15-25	85,000	91,640
Arconic Corp. (A)(B)(C)	6.125	02-15-28	40,000	42,650
Commercial Metals Company	5.375	07-15-27	92,000	95,916
Newmont Corp. (A)(B)	2.800	10-01-29	169,000	185,764
Steel Dynamics, Inc. (A)(B)	3.250	01-15-31	57,000	62,342
Paper and forest products 0.6%
Boise Cascade Company (A)(B)(C)	4.875	07-01-30	40,000	42,400
Georgia-Pacific LLC (A)(B)(C)	2.300	04-30-30	810,000	875,478
Norbord, Inc. (C)	6.250	04-15-23	124,000	130,820
Real estate 3.6%				6,765,584
Equity real estate investment trusts 3.6%
American Homes 4 Rent LP	4.250	02-15-28	305,000	339,695
American Tower Corp. (A)(B)	2.400	03-15-25	495,000	528,482
American Tower Corp. (A)(B)	2.950	01-15-25	257,000	280,051
American Tower Corp.	3.550	07-15-27	564,000	643,643
American Tower Corp.	3.800	08-15-29	445,000	521,308
Crown Castle International Corp. (B)	2.250	01-15-31	491,000	509,329
Crown Castle International Corp. (B)	3.300	07-01-30	336,000	379,830
Crown Castle International Corp. (B)	4.150	07-01-50	312,000	392,758
CyrusOne LP	3.450	11-15-29	288,000	316,420
Equinix, Inc.	1.800	07-15-27	123,000	125,727
Equinix, Inc. (A)(B)	3.200	11-18-29	669,000	750,611
Equinix, Inc. (A)(B)	5.375	05-15-27	445,000	489,651
GLP Capital LP (A)(B)	5.375	04-15-26	280,000	313,233
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	13

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
SBA Communications Corp. (A)(B)(C)	3.875	02-15-27	303,000	$313,605
SBA Tower Trust (C)	3.722	04-11-23	473,000	490,853
The GEO Group, Inc. (A)(B)	6.000	04-15-26	72,000	55,530
Ventas Realty LP	3.500	02-01-25	254,000	270,653
VICI Properties LP (C)	4.625	12-01-29	42,000	44,205
Utilities 4.5%				8,496,430
Electric utilities 2.3%
ABY Transmision Sur SA (C)	6.875	04-30-43	243,700	316,810
DPL, Inc. (C)	4.125	07-01-25	169,000	177,986
Duke Energy Corp.	3.550	09-15-21	1,000,000	1,027,261
Emera US Finance LP	3.550	06-15-26	438,000	495,781
Empresa Electrica Angamos SA (C)	4.875	05-25-29	281,700	299,729
FirstEnergy Corp. (A)(B)	2.650	03-01-30	690,000	706,380
Instituto Costarricense de Electricidad (C)	6.375	05-15-43	215,000	168,506
NRG Energy, Inc. (A)(B)(C)	3.750	06-15-24	205,000	219,710
Vistra Operations Company LLC (C)	3.700	01-30-27	420,000	444,254
Vistra Operations Company LLC (C)	4.300	07-15-29	390,000	421,029
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	216,000	233,280
Independent power and renewable electricity producers 0.7%
Greenko Dutch BV (A)(B)(C)	4.875	07-24-22	310,000	312,325
NextEra Energy Capital Holdings, Inc. (A)(B)	3.550	05-01-27	582,000	675,218
NextEra Energy Operating Partners LP (C)	3.875	10-15-26	247,000	258,115
NextEra Energy Operating Partners LP (A)(B)(C)	4.500	09-15-27	110,000	119,625
Multi-utilities 1.4%
Berkshire Hathaway Energy Company	8.480	09-15-28	550,000	828,650
CMS Energy Corp. (B)	5.050	03-15-22	1,000,000	1,057,881
Dominion Energy, Inc. (B)	3.375	04-01-30	481,000	556,039

NiSource, Inc. (A)(B)	3.600	05-01-30	151,000	177,851
Municipal bonds 0.2% (0.1% of Total investments)				$329,203
(Cost $331,492)
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	296,000	299,170

New Jersey Transportation Trust Fund Authority	4.131	06-15-42	30,000	30,033
Collateralized mortgage obligations 8.6% (5.8% of Total investments)				$16,130,117
(Cost $16,793,191)
Commercial and residential 6.6%				12,420,299
Arroyo Mortgage Trust
Series 2018-1, Class A1 (C)(G)	3.763	04-25-48	458,239	470,696
Series 2019-2, Class A1 (C)(G)	3.347	04-25-49	363,482	372,476
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class C (C)(G)	3.596	04-14-33	490,000	520,117
Series 2019-BPR, Class ENM (C)(G)	3.719	11-05-32	175,000	111,500
Barclays Commercial Mortgage Trust Series 2019-C5, Class A2	3.043	11-15-52	241,000	256,790
BBCMS Mortgage Trust Series 2020-C6, Class A2	2.690	02-15-53	155,000	163,227
BBCMS Trust
Series 2015-MSQ, Class D (C)(G)	3.990	09-15-32	480,000	473,911
Series 2015-SRCH, Class D (C)(G)	4.957	08-10-35	295,000	321,801
Benchmark Mortgage Trust
Series 2019-B11, Class A2	3.410	05-15-52	290,000	311,975
Series 2019-B14, Class A2	2.915	12-15-62	318,000	338,559
14	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 (C)(G)	2.666	07-25-59	136,833	$139,305
BWAY Mortgage Trust Series 2015-1740, Class XA IO (C)	0.896	01-10-35	6,885,000	90,098
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (C)(H)	1.496	03-15-37	245,000	237,328
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (C)(H)	2.325	07-15-32	241,175	235,002
Citigroup Commercial Mortgage Trust Series 2019-SMRT, Class A (C)	4.149	01-10-36	121,000	130,808
COLT Mortgage Loan Trust
Series 2019-2, Class A1 (C)(G)	3.337	05-25-49	120,422	121,904
Series 2020-1, Class A1 (C)(G)	2.488	02-25-50	147,358	148,837
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.628	08-15-45	1,763,243	43,752
Series 2012-CR3, Class XA IO	1.852	10-15-45	2,573,745	78,938
Series 2014-CR20, Class A3	3.326	11-10-47	645,000	688,183
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.444	05-10-51	3,839,786	115,745
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(G)	4.394	08-10-30	340,000	344,931
Series 2020-CBM, Class A2 (C)	2.896	02-10-37	93,000	92,635
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (C)(H)	1.775	05-15-36	350,000	341,657
CSMC Trust
Series 2019-AFC1, Class A1 (C)	2.573	07-25-49	340,242	345,324
Series 2020-AFC1, Class A1 (C)(G)	2.240	02-25-50	210,466	213,978
GCAT Trust Series 2020-NQM1, Class A1 (C)	2.247	01-25-60	358,789	362,216
GS Mortgage Securities Trust
Series 2015-GC30, Class A3	3.119	05-10-50	157,828	167,960
Series 2015-GC34, Class A4	3.506	10-10-48	156,000	171,935
Series 2016-RENT, Class D (C)(G)	4.067	02-10-29	420,000	415,352
Series 2017-485L, Class C (C)(G)	3.982	02-10-37	240,000	249,768
Series 2019-GC39, Class A2	3.457	05-10-52	409,000	438,448
Series 2020-UPTN, Class A (C)	2.751	02-10-37	192,000	192,084
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-47	3,986,077	61,129
Series 2007-4, Class ES IO	0.350	07-19-47	4,270,971	56,158
Series 2007-6, Class ES IO (C)	0.343	08-19-37	3,821,856	53,609
IMT Trust Series 2017-APTS, Class CFX (C)(G)	3.497	06-15-34	190,000	180,800
Irvine Core Office Trust Series 2013-IRV, Class A2 (C)(G)	3.173	05-15-48	245,000	255,139
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3	3.801	08-15-48	360,000	402,229
Series 2016-C1, Class A4	3.311	03-15-49	115,000	126,485
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (C)	1.431	07-05-32	2,611,977	61,523
Series 2015-JP1, Class A5	3.914	01-15-49	115,000	129,873
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	195,000	198,597
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (C)(H)	1.525	05-15-36	140,000	136,586
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (C)(H)	1.575	11-15-34	304,000	294,786
MSCG Trust Series 2016-SNR, Class D (C)	6.550	11-15-34	268,636	263,936
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (C)(G)	3.790	11-15-32	100,000	99,720
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	15

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2018-ALXA, Class C (C)(G)	4.316	01-15-43	175,000	$183,207
OBX Trust Series 2020-EXP2, Class A3 (C)(G)	2.500	05-25-60	317,000	322,273
One Market Plaza Trust Series 2017-1MKT, Class D (C)	4.146	02-10-32	190,000	195,086
Seasoned Credit Risk Transfer Trust Series 2020-2, Class MA	2.000	11-25-59	229,838	238,870
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1 (C)(G)	3.793	03-25-48	76,006	76,223
Series 2020-1, Class A1 (C)(G)	2.275	02-25-50	171,482	173,034
Wells Fargo Commercial Mortgage Trust Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (C)(H)	1.825	12-15-34	120,000	97,151
WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA IO (C)	1.886	11-15-45	3,309,389	106,645
U.S. Government Agency 2.0%				3,709,818
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.286	12-25-21	3,300,921	40,236
Series K018, Class X1 IO	1.289	01-25-22	2,945,455	39,448
Series K021, Class X1 IO	1.413	06-25-22	882,129	18,291
Series K022, Class X1 IO	1.190	07-25-22	3,543,241	64,999
Series K040, Class A2	3.241	09-25-24	285,000	313,732
Series K718, Class X1 IO	0.602	01-25-22	15,008,288	91,656
Series KIR3, Class A1	3.038	08-25-27	575,000	632,431
Government National Mortgage Association
Series 2012-114, Class IO	0.772	01-16-53	1,123,698	41,064
Series 2016-174, Class IO	0.863	11-16-56	1,764,472	112,729
Series 2017-109, Class IO	0.599	04-16-57	2,321,516	106,790
Series 2017-124, Class IO	0.666	01-16-59	2,606,219	138,399
Series 2017-135, Class IO	0.857	10-16-58	1,673,519	95,474
Series 2017-140, Class IO	0.618	02-16-59	1,637,830	88,721
Series 2017-20, Class IO	0.731	12-16-58	3,677,674	190,148
Series 2017-22, Class IO	0.853	12-16-57	1,027,815	66,164
Series 2017-46, Class IO	0.596	11-16-57	2,764,190	135,220
Series 2017-61, Class IO	0.777	05-16-59	1,671,491	102,159
Series 2017-74, Class IO	0.715	09-16-58	2,638,654	123,890
Series 2018-114, Class IO	0.555	04-16-60	3,829,933	207,305
Series 2018-158, Class IO	0.691	05-16-61	1,937,705	132,857
Series 2018-35, Class IO	0.528	03-16-60	2,988,233	146,633
Series 2018-43, Class IO	0.574	05-16-60	4,306,249	219,902
Series 2018-69, Class IO	0.574	04-16-60	1,888,644	104,492
Series 2018-9, Class IO	0.556	01-16-60	2,149,938	113,385
Series 2019-131, Class IO	0.932	07-16-61	1,710,247	125,874
Series 2020-100, Class IO	0.895	05-16-62	1,390,245	119,187

Series 2020-108, Class IO	0.947	06-16-62	1,588,000	138,632
Asset backed securities 7.7% (5.2% of Total investments)				$14,504,856
(Cost $14,257,118)
Asset backed securities 7.7%				14,504,856
Applebee's Funding LLC Series 2019-1A, Class A2I (C)	4.194	06-07-49	440,000	378,290
Arbys Funding LLC Series 2020-1A, Class A2 (C)	3.237	07-30-50	390,000	390,000
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (C)	2.360	03-20-26	330,000	330,503
Series 2020-1A, Class A (C)	2.330	08-20-26	251,000	250,275
CARS-DB4 LP Series 2020-1A, Class B1 (C)	4.170	02-15-50	249,000	243,698
16	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CF Hippolyta LLC Series 2020-1, Class A1 (C)	1.690	07-15-60	330,000	$333,392
CLI Funding LLC Series 2018-1A, Class A (C)	4.030	04-18-43	335,405	340,730
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	16,947	13,724
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.468	02-25-35	88,603	88,673
DB Master Finance LLC
Series 2017-1A, Class A2I (C)	3.629	11-20-47	117,300	121,126
Series 2017-1A, Class A2II (C)	4.030	11-20-47	166,175	176,375
Series 2019-1A, Class A2I (C)	3.787	05-20-49	861,490	892,092
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (C)	4.118	07-25-47	520,288	567,733
Driven Brands Funding LLC Series 2015-1A, Class A2 (C)	5.216	07-20-45	509,588	530,904
FirstKey Homes Trust Series 2020-SFR1, Class A (C)	1.339	09-17-25	321,000	320,993
Five Guys Funding LLC Series 2017-1A, Class A2 (C)	4.600	07-25-47	194,530	196,215
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (C)	3.857	04-30-47	140,288	128,965
Ford Credit Auto Owner Trust Series 2020-1, Class A (C)	2.040	08-15-31	390,000	403,651
Ford Credit Floorplan Master Owner Trust Series 2019-2, Class A	3.060	04-15-26	515,000	549,493
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A (C)	2.900	04-15-26	485,000	520,281
Golden Credit Card Trust Series 2018-4A, Class A (C)	3.440	10-15-25	360,000	389,630
Hilton Grand Vacations Trust Series 2018-AA, Class A (C)	3.540	02-25-32	85,102	89,098
Hyundai Auto Receivables Trust
Series 2020-B, Class A3	0.480	12-16-24	180,000	180,105
Series 2020-B, Class A4	0.620	12-15-25	153,000	153,204
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (C)	4.970	08-25-49	174,125	183,037
Series 2019-1A, Class A2I (C)	3.982	08-25-49	174,125	178,940
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX (C)	2.730	10-25-48	100,983	104,193
MVW Owner Trust Series 2018-1A, Class A (C)	3.450	01-21-36	204,828	212,612
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 (C)	2.600	08-15-68	422,000	436,910
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class A (C)	3.610	05-25-23	193,810	193,619
Series 2018-FNT2, Class A (C)	3.790	07-25-54	121,672	119,096
Series 2018-PLS1, Class A (C)	3.193	01-25-23	85,101	85,533
Series 2018-PLS2, Class A (C)	3.265	02-25-23	124,026	124,831
Oxford Finance Funding LLC Series 2019-1A, Class A2 (C)	4.459	02-15-27	142,000	145,717
Progress Residential Trust Series 2020-SFR1, Class A (C)	1.732	04-17-37	261,000	263,629
Santander Revolving Auto Loan Trust Series 2019-A, Class A (C)	2.510	01-26-32	406,000	421,506
Sesac Finance LLC Series 2019-1, Class A2 (C)	5.216	07-25-49	326,700	343,950
Sonic Capital LLC Series 2020-1A, Class A2I (C)	3.845	01-20-50	276,842	294,723
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	17

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Sunbird Engine Finance LLC Series 2020-1A, Class A (C)	3.671	02-15-45	246,958	$194,172
Taco Bell Funding LLC Series 2018-1A, Class A2I (C)	4.318	11-25-48	465,905	480,348
Towd Point Mortgage Trust
Series 2015-1, Class A5 (C)(G)	3.904	10-25-53	125,000	130,446
Series 2015-2, Class 1M2 (C)(G)	3.732	11-25-60	300,000	316,910
Series 2017-2, Class A1 (C)(G)	2.750	04-25-57	68,052	69,460
Series 2018-1, Class A1 (C)(G)	3.000	01-25-58	139,308	144,243
Series 2018-3, Class A1 (C)(G)	3.750	05-25-58	219,407	236,335
Series 2018-4, Class A1 (C)(G)	3.000	06-25-58	363,131	384,865
Series 2018-5, Class A1A (C)(G)	3.250	07-25-58	93,179	97,180
Series 2019-1, Class A1 (C)(G)	3.750	03-25-58	211,975	228,000
Series 2019-4, Class A1 (C)(G)	2.900	10-25-59	290,409	307,478
Toyota Auto Receivables Owner Trust
Series 2020-C, Class A3	0.440	10-15-24	200,000	200,243
Series 2020-C, Class A4	0.570	10-15-25	151,000	151,382
Triton Container Finance V LLC Series 2018-1A, Class A (C)	3.950	03-20-43	272,167	272,365
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (C)	4.072	02-16-43	195,167	202,260
Westgate Resorts LLC Series 2017-1A, Class A (C)	3.050	12-20-30	94,509	94,590
Westlake Automobile Receivables Trust Series 2019-1A, Class C (C)	3.450	03-15-24	201,000	205,760
Willis Engine Structured Trust V Series 2020-A, Class A (C)	3.228	03-15-45	121,153	91,373

	Shares	Value
Common stocks 0.1% (0.1% of Total investments)		$238,480
(Cost $515,695)
Energy 0.1%		238,480
Oil, gas and consumable fuels 0.1%

Royal Dutch Shell PLC, ADR, Class A	8,000	238,480
Preferred securities 1.0% (0.7% of Total investments)		$1,951,985
(Cost $1,985,427)
Consumer staples 0.3%		512,500
Food products 0.3%
Ocean Spray Cranberries, Inc., 6.250% (C)	6,250	512,500
Financials 0.5%		860,877
Banks 0.5%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.177% (H)	24,985	601,389
Wells Fargo & Company, 7.500%	192	259,488
Information technology 0.1%		287,509
Semiconductors and semiconductor equipment 0.1%
Broadcom, Inc., 8.000%	252	287,509
Utilities 0.1%		291,099
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	4,050	196,182
The Southern Company, 6.750%	624	28,779
18	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Utilities (continued)
Multi-utilities 0.0%
Dominion Energy, Inc., 7.250%	414	$43,052

DTE Energy Company, 6.250%	512	23,086
Warrants 0.0% (0.0% of Total investments)		$18,221
(Cost $0)
Stearns LLC (Expiration Date: 11-5-39) (F)(I)(J)	11,628	18,221

	Par value^	Value
Short-term investments 0.6% (0.4% of Total investments)		$1,070,000
(Cost $1,070,000)
Repurchase agreement 0.6%		1,070,000
Repurchase Agreement with State Street Corp. dated 7-31-20 at 0.000% to be repurchased at $1,070,000 on 8-3-20, collateralized by $1,051,900 U.S. Treasury Notes, 1.625% due 11-15-22 (valued at $1,091,431)	1,070,000	1,070,000

Total investments (Cost $263,713,638) 147.5%	$277,796,449
Other assets and liabilities, net (47.5%)	(89,468,766)
Total net assets 100.0%	$188,327,683

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 7-31-20, and is a component of the fund's leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-20 was $98,657,221. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $57,267,184.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $81,890,906 or 43.5% of the fund's net assets as of 7-31-20.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Non-income producing - Issuer is in default.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Non-income producing security.
(J)	Strike price and/or expiration date not available.
The fund had the following country composition as a percentage of total investments on 7-31-20:
United States	85.7%
United Kingdom	4.1%
Canada	1.7%
Netherlands	1.6%
France	1.3%
Other countries	5.6%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	19

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of July 31, 2020, by major security category or type:
	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$39,256,348	—	$39,256,348	—
Foreign government obligations	1,431,614	—	1,431,614	—
Corporate bonds	202,865,625	—	202,865,625	—
Municipal bonds	329,203	—	329,203	—
Collateralized mortgage obligations	16,130,117	—	16,130,117	—
Asset backed securities	14,504,856	—	14,504,856	—
Common stocks	238,480	$238,480	—	—
Preferred securities	1,951,985	1,439,485	512,500	—
Warrants	18,221	—	—	$18,221
Short-term investments	1,070,000	—	1,070,000	—
Total investments in securities	$277,796,449	$1,677,965	$276,100,263	$18,221
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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